Related party disclosures	12 Months Ended
Mar. 31, 2019
Related party disclosures
Related party disclosures

42.  Related party disclosures

For the purpose of the consolidated financial statements, parties are considered to be related to the group, if the Group has the ability, directly or indirectly, to exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

Related parties and nature of related party relationship:

Nature of relationship	Name of related party
Key Management Personnel	Mr. Dhruv Shringi	Co-founder, CEO and Director
	Mr. Alok Vaish	Chief Financial Officer
	Mr. Murlidhara Lakshmikantha Kadaba	Non-executive Director
	Mr. Sanjay Arora	Non-executive Director
	Mr. Sean Agarwal (w.e.f. March 1, 2018)	Non-executive Director
	Mr. Sudhir Kumar Sethi	Non-executive Director
	Mr. Promod Haque (resigned on October 13, 2017)	Non-executive Director
	Mr. Amit Bapna (resigned on December 12, 2017)	Non-executive Director
	Ms. Neelam Dhawan (apppointed from Jan 1, 2019)	Non-executive Director

Entities having significant influence	E‑18 Limited
IDG Ventures India Advisors Private Limited
Reliance Capital Limited (till December 12, 2017)

Group Companies of entities having significant influence	Terrapin Partners, LLC

E‑18 Limited
Reliance Retail Limited
Reliance Industries Limited

Reliance Capital Limited (till December 12, 2017)
Reliance Infrastructure Limited
Reliance ADA Group Private Limited
Reliance Power
Reliance Communications Limited
Reliance General Insurance Company Limited
Reliance Defence Limited
Reliance Defence Systems Private Limited
Reliance Nippon Life Insurance Co Limited
Reliance Nippon Life Asset Management Limited
Reliance Home Finance Limited
Reliance Commercial Finance Limited
Reliance Infocomm Limited
Reliance Defence Systems & Tech Limited
Reliance Cement Company Private Limited

Other entities where the company considers their to be a significant influence due to significant transaction with investor	Macquarie Capital (USA) Inc.

Joint Venture Company	Adventure and Nature Network Private Limited

During the year, the Group entered into the following transactions, in the ordinary course of business on an arm’s length basis, with related parties:

	March 31,
	2017	2018	2019
Significant Influence
Rendering of services	22,041	6,910	—
Group Companies of entities having significant influence
Rendering of services	88,932	169,342	405
Advertisement expense	15,154	5,247	—
Interest expense	220	4,428	1,716
Communication expense	12,971	11,491	489
Legal and professional fees	—	5,497	—
Insurance expense	8	6	—
Other entities where the company considers their to be a significant influence due to significant transaction with investor
Legal and professional fees	101,353	—	—
Joint venture company
Rendering of services	—	—	—
Recovery of expenses	—	103	196
Loan given	—	7,500	22,500
Interest income	—	78	1,824

	March 31,
	2018	2019
Significant Influence
Trade payable	1,092	—
Trade receivable	3,504	—
Group Companies of entities having significant influence
Trade payable	15,675	15,517
Trade receivable	53,475	4,280
Joint venture company
Prepayment and Other asset	7,759	30,385
Other current financial assets	70	1,642

The sales to and purchases from related parties are made on terms equivalent to those that prevail in arm's length transactions. Outstanding balances at the year-end are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

Compensation of key management personnel of the Group

	March 31,
	2017	2018	2019
Short-term employee benefits	28,760	47,369	50,830
Contributions to defined contribution plans	22	22	22
Profit linked bonus	27,187	8,790	7,271
Directors Sitting fee's	2,762	9,947	8,587
Share based payment	353,271	447,848	179,884
Total compensation paid to key management personnel	412,002	513,976	246,593

Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

During the financial year ending March 31, 2019, the Company had bought back Nil  (March 31, 2018:  Nil and March 31, 2017: 7,982) number of shares from key management personnel

The amount disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel.

Directors' Loan and Advances

			Repayment/
			settlement
Year ended	Interest income	Advances given	of advances	Receivable
March 31, 2019	—	342	342	—
March 31, 2018	—	337	337	—